Possible Impact of Amendments, New Standards, Interpretations and Disclosures Issued but Not Yet Effective for the Year Ended December 31, 2017	12 Months Ended
Dec. 31, 2017
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Possible Impact of Amendments, New Standards, Interpretations and Disclosures Issued but Not Yet Effective for the Year Ended December 31, 2017
40	POSSIBLE IMPACT OF AMENDMENTS, NEW STANDARDS, INTERPRETATIONS AND DISCLOSURES ISSUED BUT NOT YET EFFECTIVE FOR THE YEAR ENDED DECEMBER 31, 2017

Up to the date of issue of these consolidated financial statements, the IASB has issued a number of amendments and new standards and interpretations which are not yet effective for the year ended December 31, 2017 and which have not been adopted in these consolidated financial statements.

Of these developments, the following relate to matters that may be relevant to the Group’s operations and financial statements:

Effective for accounting periods beginning on or after

IFRS 9 “Financial Instrument”	January 1, 2018
IFRS 15 “Revenue from Contracts with Customers”	January 1, 2018
Annual Improvement to IFRSs 2014-2016 cycle*	January 1, 2018
IFRIC – Int 22, “Foreign Currency Transactions and Advance Consideration”	January 1, 2018
IFRS 16 “Leases”	January 1, 2019
IFRIC – Int 23, “Uncertainty over Income Tax Treatments”	January 1, 2019
Annual Improvement to IFRSs 2015-2017 cycle	January 1, 2019
Amendment to IFRS 10, “Consolidated Financial Statements”	To be determined
Amendment to IAS 28, “Investments in Associates and Joint Ventures”	To be determined

*	It included amendment to IFRS 12 which was effective on January 1, 2017 and does not have a material impact on the Group.

IFRS 9 “Financial Instruments”

The new standard addresses the classification, measurement and derecognition of financial assets and financial liabilities, and a new impairment model for financial assets.

The Group has reviewed its financial assets and liabilities and is expecting the following impact from the adoption of the new standard on January 1, 2018.

Management anticipates the application of IFRS 9 will affect the classification and measurement of the Group’s available-for-sale investments and have an impact on amounts reported in respect of the Group’s wealth management products issued by banks and certain equity investments. The equity investments and the wealth management products issued by banks that were accounted for as available-for-sale financial assets and the short-term financial assets held by China Mobile Finance will be reclassified to financial assets at fair value through profit or loss. Related fair value changes will be transferred from the capital reserve to retained earnings on January 1, 2018. Subsequent changes of fair value will be recorded in profit or loss.

There will be no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities. The derecognition rules have been transferred from IAS 39 “Financial Instruments: Recognition and Measurement” and have not been changed.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, contract assets under IFRS 15 “Revenue from Contracts with Customers”, trade debtors and certain other financial assets. Based on the assessments undertaken to date, the Group expects no material impact on the loss allowance for the aforementioned assets.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Group’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

IFRS 9 is mandatory for financial years commencing on or after January 1, 2018. The Group adopted the IFRS 9 from January 1, 2018, with the practical expedients permitted under the standard. Comparatives for 2017 will not be restated.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 replaces IAS 18 which covers contracts for goods and services and IAS 11 which covers construction contracts. The new standard is based on the principle that revenue is recognized when control of a good or service transfers to a customer. IFRS 15 specifies how and when the Group will recognize revenue as well as requiring the Group to provide users of financial statements with more informative and relevant disclosures. The Group has finished analysis on the impact of the new standard on the Group’s financial statements and has identified areas which will be affected as follows.

IFRS 15 requires the identification of the distinct deliverables in contracts with customers that qualify as separate “performance obligations” and the allocation of the transaction price receivables from customers to each “performance obligation” on relative stand-alone selling price basis. Upon the completion of the principal or agent analysis under the new standard, the Group will allocate the total consideration to each “performance obligation”, including telecommunications services, handsets and customer point rewards and other promotional goods or services. The current accounting policy for telecommunications services, handsets, customer points rewards is disclosed in note 2(r), and promotional items are accounted for as selling expenses under the existing treatment.

IFRS 15 requires customer acquisition cost to be capitalized as an asset and amortized on a systematic basis consistent with the pattern of the transfer of the goods or services to which the asset relates. The Group considers that certain types of sales commissions will be capitalized and amortized on a straight-line basis over the period under the new standards. The change will impact on the timing of the expense recognition.

The Group has assessed the static impact on the Group’s consolidated financial statements for the year ended December 31, 2017 if IFRS 15 was applied, and the Group expected the operating revenue would decrease by approximately 2.2% while the revenue from telecommunications services would decrease by approximately 3.2% in 2017. However, the adoption of IFRS 15 is not expected to have a significant impact on profit from operations in the long-term.

IFRS 15 is mandatory for financial years commencing on or after January 1, 2018. The standard permits either a full retrospective or a modified retrospective approach for the adoption. The Group has finished the upgrade of the accounting systems and the processes of the business, and adopted the IFRS 15 from January 1, 2018 with modified retrospective approach.

IFRS 16 “Leases”

IFRS 16 will result in almost all leases being recognized on the balance sheets, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. This accounting treatment is significantly different from the lessee accounting for leases that are classified as operating leases under the predecessor standard, IAS 17. The accounting for lessors will not significantly change.

Upon preliminary evaluation, given that the Group leases certain telecommunications facilities for time periods longer than a year, the application of IFRS 16 “Leases” in 2019 is expected to have impact on the Group’s consolidated financial statements to certain extent because present values of lease liabilities and leased assets will be recorded on the balance sheets when the standard is applied. Accordingly, the Group expects a corresponding increase in its assets and liabilities. In addition, related operating lease expenses will be reclassified as depreciation and finance costs.

IFRS 16 is mandatory for financial years commencing on or after January 1, 2019. At this stage, the Group does not intend to adopt the standard before its effective date.

Management is assessing the impact of the rest new standards, amendments to standards and will adopt the relevant standards, amendments to standards in the subsequent periods as required.